Retirement benefit obligations - Schedule of Movement in Retirement Benefit Net Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ 2,906
At 31 December	2,575	£ 2,906
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
At 1 January	2,945	3,532
Net defined benefit pension credit	39	13
Actuarial gains on defined benefit obligation	412	2,940
Return on plan assets	(934)	(3,712)
Employer contributions	150	172
At 31 December	£ 2,612	£ 2,945